UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Banta Asset Managment, LP
Address: 517 30th Street
         Newport Beach, CA 92663

Form 13F File Number: 28-12787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen M. Banta
Title: Partner
Phone: 949-673-9944

Signature, Place, and Date of Signing:

 /s/ Stephen M. Banta         Newport Beach, CA             4/4/2013
------------------------  ------------------------  --------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   31

FORM 13F INFORMATION TABLE VALUE TOTAL:   $34,198
                                        (thousands)


LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                       BANTA ASSET MANAGEMENT
                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 03/31/13

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      297     2796 SH       SOLE                     2796        0        0
ABBVIE INC COM                 COM              00287Y109     1443    35395 SH       SOLE                    35395        0        0
APPLE COMPUTER INC             COM              037833100      483     1092 SH       SOLE                     1092        0        0
AVON PRODS INC                 COM              054303102      289    13950 SH       SOLE                    13950        0        0
BANK OF AMERICA CORPORATION PF PREFERRED STOCKS 060505559     1287    50460 SH       SOLE                    50460        0        0
CHEVRON CORP NEW               COM              166764100      210     1770 SH       SOLE                     1770        0        0
CITIGROUP CAP XI CAP TRUPS 6.0 PREFERRED STOCKS 17307Q205      447    17643 SH       SOLE                    17643        0        0
CITIGROUP CAP XIV TR PFD 6.875 PREFERRED STOCKS 17309E200      442    17650 SH       SOLE                    17650        0        0
CITIGROUP CAPITAL VII TRUPS 7. PREFERRED STOCKS 17306N203      805    31825 SH       SOLE                    31825        0        0
CLIFFS NAT RES INC COM         COM              18683K101     1253    65920 SH       SOLE                    65920        0        0
CLIFFS NAT RES INC DEP1/40TH P PREFERRED STOCKS 18683K408     1099    58875 SH       SOLE                    58875        0        0
CONOCOPHILLIPS                 COM              20825C104     1608    26750 SH       SOLE                    26750        0        0
CORTS TR II GOLDMAN SACHS CATR PREFERRED STOCKS 22082P208      813    32550 SH       SOLE                    32550        0        0
COUNTRYWIDE CAP V GTD CAP SEC  PREFERRED STOCKS 222388209      471    18425 SH       SOLE                    18425        0        0
COVIDIEN PLC                   COM              G2554F113     1253    18469 SH       SOLE                    18469        0        0
EXXON MOBIL CORP               COM              30231G102      230     2552 SH       SOLE                     2552        0        0
FIRST PACTRUST BANCORP INC COM COM              33589V101     1079    94625 SH       SOLE                    94625        0        0
FIRST PACTRUST BANCORP INC SR  PREFERRED STOCKS 33589V309     1319    51750 SH       SOLE                    51750        0        0
IBM                            COM              459200101      374     1752 SH       SOLE                     1752        0        0
INTEL CORP                     COM              458140100     1309    59960 SH       SOLE                    59960        0        0
ISHARES TR US PFD STK IDX      PREFERRED STOCKS 464288687     7359   181621 SH       DEFINED                181601       20        0
JP MORGAN CHASE CAP XVI PFD TR PREFERRED STOCKS 481228203      446    17575 SH       SOLE                    17575        0        0
LOCKHEED MARTIN CORP           COM              539830109     1471    15240 SH       SOLE                    15240        0        0
LORILLARD INC COM              COM              544147101     1302    32280 SH       SOLE                    32280        0        0
MERRILL LYNCH CAP TR III PFD G PREFERRED STOCKS 59025D207      338    13100 SH       SOLE                    13100        0        0
PHILIP MORRIS INTL INC         COM              718172109      296     3196 SH       SOLE                     3196        0        0
PITNEY BOWES NT 6.7%           PREFERRED STOCKS 724479506     1673    65000 SH       SOLE                    65000        0        0
PROCTER & GAMBLE COMPANY       COM              742718109      732     9501 SH       SOLE                     9501        0        0
QUALCOMM INC                   COM              747525103     1369    20445 SH       SOLE                    20445        0        0
WESTERN UN CO COM              COM              959802109     1081    71850 SH       SOLE                    71850        0        0
ZIONS CAP TR B CAP SECS %      PREFERRED STOCKS 989703202     1620    62700 SH       SOLE                    62700        0        0